Finance lease receivables - Future minimum lease payments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finance lease receivables
Finance lease receivables, Less than 1 year	¥ 1,414,453	$ 205,076	¥ 37,626,031
Finance lease receivables, 1 - 2 years			664,664
Finance lease receivables, Total	¥ 1,414,453	$ 205,076	¥ 38,290,695